Deposits by Banks	12 Months Ended
Dec. 31, 2020
Disclosure of deposits from banks [abstract]
Deposits by Banks
24. DEPOSITS BY BANKS

		Group
	2020	2019
	£m	£m
Items in the course of transmission	375	337
Deposits held as collateral	2,063	2,169
Other deposits(1)	18,519	11,847
Amounts due to Santander UK subsidiaries	1	—
	20,958	14,353
(1)Includes drawdown from the TFS of £6.3bn (2019: £10.8bn) and drawdown from the TFSME of £11.7bn (2019:£nil).